Property, plant and equipment - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 3,127,091	$ 3,238,435	$ 3,522,010
Acquisitions	436,680	250,890	8,585
Adoption IFRS 16			87,598
Disposals and cancellations	(39,522)	(42,643)	(29,438)
Depreciation charges	(344,904)	(319,652)	(337,646)
Transfer to assets held for sale (Note 3)			(12,705)
Transfers	0
Translation differences	(46)	61	31
Property, plant and equipment, ending balance	3,179,299	3,127,091	3,238,435
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,934,443	4,909,134	4,931,598
Property, plant and equipment, ending balance	5,115,574	4,934,443	4,909,134
Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,807,352)	(1,670,699)	(1,409,588)
Property, plant and equipment, ending balance	(1,936,275)	(1,807,352)	(1,670,699)
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,865,308	3,177,262	3,520,067
Acquisitions	56,111	17,835	7,024
Adoption IFRS 16			0
Disposals and cancellations	(39,522)	(42,641)	(29,386)
Depreciation charges	(296,837)	(287,148)	(307,738)
Transfer to assets held for sale (Note 3)			(12,705)
Transfers	382,727
Translation differences	0	0	0
Property, plant and equipment, ending balance	2,967,787	2,865,308	3,177,262
Vessels | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,608,326	4,815,910	4,927,324
Property, plant and equipment, ending balance	4,875,811	4,608,326	4,815,910
Vessels | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,743,018)	(1,638,648)	(1,407,257)
Property, plant and equipment, ending balance	(1,908,024)	(1,743,018)	(1,638,648)
Vessels under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	207,069	0	0
Acquisitions	356,951	207,069	0
Adoption IFRS 16			0
Disposals and cancellations	0	0	0
Depreciation charges	0	0	0
Transfer to assets held for sale (Note 3)			0
Transfers	(382,727)
Translation differences	0	0	0
Property, plant and equipment, ending balance	181,293	207,069	0
Vessels under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	207,069	0	0
Property, plant and equipment, ending balance	181,293	207,069	0
Vessels under construction | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Property, plant and equipment, ending balance	0	0	0
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	52,955	58,908	0
Acquisitions	23,476	25,701	549
Adoption IFRS 16			87,598
Disposals and cancellations	0	0	0
Depreciation charges	(47,387)	(31,702)	(29,265)
Transfer to assets held for sale (Note 3)
Transfers	0
Translation differences	(43)	48	26
Property, plant and equipment, ending balance	29,001	52,955	58,908
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	113,859	88,182	0
Property, plant and equipment, ending balance	53,226	113,859	88,182
Right-of-use assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(60,904)	(29,274)	0
Property, plant and equipment, ending balance	(24,225)	(60,904)	(29,274)
Other tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,759	2,265	1,943
Acquisitions	142	285	1,012
Adoption IFRS 16			0
Disposals and cancellations	0	(2)	(52)
Depreciation charges	(680)	(802)	(643)
Transfer to assets held for sale (Note 3)			0
Transfers	0
Translation differences	(3)	13	5
Property, plant and equipment, ending balance	1,218	1,759	2,265
Other tangible assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,189	5,042	4,274
Property, plant and equipment, ending balance	5,244	5,189	5,042
Other tangible assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(3,430)	(2,777)	(2,331)
Property, plant and equipment, ending balance	$ (4,026)	$ (3,430)	$ (2,777)